Financial assets and financial liabilities (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	R$ 2,088,961	R$ 1,065,188		R$ 344,872
Payments	(251,626)	(264,475)		(223,529)
Addition	617,494	986,838	[1]	716,929
Interest	216,130	136,121		54,489
Business combination		176,105		152,670
Other	(18,533)	(10,816)		(1,522)
Liabilities arising from financing activities, ending	2,652,426	2,088,961		1,065,188
Proceeds from loans and financing	822,569
Net of the transaction costs	13,030
Foreign exchange movement				21,279
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	1,374,876	617,485		60,357
Payments	(118,378)	(158,076)		(155,090)
Addition	496,885	809,539	[1]	605,041
Interest	127,559	68,909		10,031
Business combination		36,591		75,815
Other	1,959	428		52
Liabilities arising from financing activities, ending	1,882,901	1,374,876		617,485
Foreign exchange movement				21,279
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	714,085	447,703		284,515
Payments	(113,512)	(87,751)		(55,455)
Addition	100,873	158,651	[1]	98,904
Interest	88,571	67,212		44,458
Business combination		139,514		76,855
Other	(20,492)	(11,244)		(1,574)
Liabilities arising from financing activities, ending	769,525	714,085		447,703
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Payments	(19,736)	(18,648)		(12,984)
Addition	R$ 19,736	R$ 18,648	[1]	R$ 12,984

[1]	The additions of loans and financing include proceeds from the SoftBank transaction of R$822,569, net of the transaction costs of R$13,030.